DEBENTURES (Details Textual) In Thousands, unless otherwise specified	72 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Non Convertible Debenture [Member] Matrix It Ltd [Member]	May 28, 2013 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	May 28, 2013 Non Convertible Debenture [Member] Matrix It Ltd [Member] ILS	Aug. 31, 2007 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Aug. 31, 2007 Non Convertible Debenture [Member] Matrix It Ltd [Member] ILS
Long-term Debt, Contingent Payment of Principal or Interest	The debentures bear interest at an annual rate of 5.15% plus additional 0.5% until the debentures were to be listed for trading on the TASE. Interest is paid every six months commencing on December 31, 2007 through December 31, 2013.
Debt Instrument, Face Amount					$ 62,000	250,000
Debt Instrument, Interest Rate, Effective Percentage		5.21%
Temporary Equity, Redemption Value			$ 16,792	60,752